Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash and cash equivalents

6.	Cash and cash equivalents

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Cash on hand and petty cash	470	450
Checking accounts and demand deposits	2,609,421	2,683,977
Time deposits	1,503,760	3,221,749

	4,113,651	5,906,176

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)	No cash and cash equivalents of the Group were pledged to others.